CONSOLDIATED STATEMENTS OF CHANGES IN SHAREHOLDERS' INVESTMENT (EQUITY) (USD $) In Thousands, unless otherwise specified	Common stock	Treasury Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interest	Total
Balance at Oct. 30, 2011	$ 7,734			$ 2,824,331	$ (175,483)	$ 3,234	$ 2,659,816
Balance (in shares) at Oct. 30, 2011	263,963
Increase (Decrease) in Shareholders' Equity
Net earnings				500,050		4,911	504,961
Other comprehensive (loss) income					(148,086)	51	(148,035)
Purchases of common stock		(61,366)					(61,366)
Purchases of common stock, shares		(2,142)
Stock-based compensation expense			16,710				16,710
Exercise of stock options/nonvested shares	36	(295)	13,576				13,317
Exercise of stock options/nonvested shares, shares	1,233	(10)
Shares retired	(63)	61,661	(30,286)	(31,312)
Shares retired, shares	(2,152)	2,152
Proceeds from noncontrolling interest						774	774
Distribution to noncontrolling interest						(3,500)	(3,500)
Declared cash dividends - $0.80, $0.68 and $0.60 per share for fiscal years 2014, 2013 and 2012, respectively				(157,752)			(157,752)
Balance at Oct. 28, 2012	7,707			3,135,317	(323,569)	5,470	2,824,925
Balance (in shares) at Oct. 28, 2012	263,044
Increase (Decrease) in Shareholders' Equity
Net earnings				526,211		3,865	530,076
Other comprehensive (loss) income					174,355	204	174,559
Purchases of common stock		(70,819)					(70,819)
Purchases of common stock, shares		(1,745)
Stock-based compensation expense			17,596				17,596
Exercise of stock options/nonvested shares	69		23,955				24,024
Exercise of stock options/nonvested shares, shares	2,359
Shares retired	(51)	70,819	(41,551)	(29,217)
Shares retired, shares	(1,745)	1,745
Distribution to noncontrolling interest						(4,000)	(4,000)
Declared cash dividends - $0.80, $0.68 and $0.60 per share for fiscal years 2014, 2013 and 2012, respectively				(179,782)			(179,782)
Balance at Oct. 27, 2013	7,725			3,452,529	(149,214)	5,539	3,316,579
Balance (in shares) at Oct. 27, 2013	263,658
Increase (Decrease) in Shareholders' Equity
Net earnings				602,677		3,349	606,026
Other comprehensive (loss) income					(58,486)	(10)	(58,496)
Purchases of common stock		(58,937)					(58,937)
Purchases of common stock, shares		(1,257)
Stock-based compensation expense	1		14,392				14,393
Exercise of stock options/nonvested shares	35		6,068				6,103
Exercise of stock options/nonvested shares, shares	1,212
Shares retired	(37)	58,937	(20,460)	(38,440)
Shares retired, shares	(1,257)	1,257
Distribution to noncontrolling interest						(2,500)	(2,500)
Declared cash dividends - $0.80, $0.68 and $0.60 per share for fiscal years 2014, 2013 and 2012, respectively				(211,112)			(211,112)
Balance at Oct. 26, 2014	$ 7,724			$ 3,805,654	$ (207,700)	$ 6,378	$ 3,612,056
Balance (in shares) at Oct. 26, 2014	263,613